Investment in Equity Affiliate - Petrodelta, S.A. - Summary of Financial Information (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									6 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2012	Jun. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Expenses:
Net income from equity affiliate	$ 49,471	$ 7,745	$ 20,299	$ 22,829	$ 16,896	$ 18,235	$ 18,476	$ 18,284	$ 18,456	$ 39,725	$ 36,740	$ 60,024	$ 55,216	$ 67,769	$ 73,451	$ 66,291
Petrodelta's [Member]
Revenues:
Oil sales	317,324				324,497									1,263,264	1,122,191	604,173
Gas sales	1,201				972									3,350	3,497	3,398
Royalty	(105,533)				(107,339)									(423,069)	(374,135)	(204,688)
Revenue, total	212,992				218,130									843,545	751,553	402,883
Expenses:
Operating expenses	26,533				21,581									121,023	77,236	44,749
Workovers	3,064				5,908									17,302	28,508	8,910
Depletion, depreciation and amortization	20,465				17,922									86,004	58,376	40,429
General and administrative	8,780				4,983									31,753	11,297	15,508
Windfall profits tax	66,046				84,738									291,355	237,632	14,116
Total expenses	124,888				135,132									547,437	413,049	123,712
Income from Operations	88,104				82,998									296,108	338,504	279,171
Investment earnings and other	1,400				1									13	610	3,179
Gain on exchange rate	186,721															84,448
Windfall profits tax credit	36,371
Interest expense	(2,750)				(1,913)									(7,017)	(10,699)	(26,767)
Income before Income Tax	309,846				81,086									289,104	328,415	340,031
Current income tax expense	137,609				42,070									127,080	190,577	189,780
Deferred income tax benefit	(15,419)				(13,490)									76,030	(94,622)	72,568
Net Income	187,656				52,506									85,994	232,460	77,683
Equity interest in equity affiliate	40.00%				40.00%									40.00%	40.00%	40.00%
Income before amortization of excess basis in equity affiliate	51,716				16,324									66,999	73,166	67,951
Amortization of excess basis in equity affiliate	(553)				(489)									(2,143)	(1,863)	(1,414)
Conform depletion expense to GAAP	(1,692)				1,061									2,913	763	(246)
Net income from equity affiliate	49,471				16,896									67,769	72,066	66,291
Deferred income tax expense	23,647				12,041									(78,968)	49,545	(92,195)
Reversal of windfall profits tax credit	36,371
Sports law over accrual	(1,651)				(345)									(2,536)
Net Income Equity Affiliate	$ 129,289				$ 40,810									$ 167,498	$ 182,915	$ 169,878